Segment information	6 Months Ended
Jun. 30, 2026
Segment information
Segment information

9.Segment information

The executive management team (“EMT”) is the Group’s chief operating decision-maker. The Group identifies segments on the basis of those components of the Group that the EMT regularly reviews. The Group considers the business from each individual business segment perspective which comprises the Shipping and Product Services segments.

The reported measure of segment performance is gross profit, which the EMT uses to assess the performance of the operating segments. For the Shipping segment, gross profit is reflected as TCE income - Shipping. For the Product Services segment, gross profit is reflected as Gross profit - Product Services. Operating segment disclosures are consistent with the information reviewed by the Management.

9.Segment information (continued)

Segment performance is presented below:

			Inter-
		Product	segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
Q2 2026

Revenue from spot voyages	215,528	—	—	215,528
Inter-segment revenue	19,272	—	(19,272)	—
Voyage expenses	(75,698)	—	—	(75,698)
Inter-segment expense	(9,479)	—	9,479	—
Net income from spot voyages	149,623	—	(9,793)	139,830
Revenue from time charter voyages	125,262	—	—	125,262
TCE income - Shipping [1]	274,885	—	(9,793)	265,092

Revenue from Product Services	—	671,170	—	671,170
Inter-segment revenue	—	9,479	(9,479)	—
Cost of cargo and delivery expenses	—	(664,208)	—	(664,208)
Inter-segment cost	—	(19,272)	19,272	—
Depreciation	—	(15,242)	—	(15,242)
Gross profit - Product Services [2]	—	(18,073)	9,793	(8,280)

Segment results	274,885	(18,073)	—	256,812

H1 2026

Revenue from spot voyages	378,115	—	—	378,115
Inter-segment revenue	27,391	—	(27,391)	—
Voyage expenses	(134,790)	—	—	(134,790)
Inter-segment expense	(15,204)	—	15,204	—
Net income from spot voyages	255,512	—	(12,187)	243,325
Revenue from time charter voyages	217,062	—	—	217,062
TCE income - Shipping [1]	472,574	—	(12,187)	460,387

Revenue from Product Services	—	1,255,674	—	1,255,674
Inter-segment revenue	—	15,204	(15,204)	—
Cost of cargo and delivery expenses	—	(1,104,151)	—	(1,104,151)
Inter-segment cost	—	(27,391)	27,391	—
Depreciation	—	(30,586)	—	(30,586)
Gross profit - Product Services [2]	—	108,750	12,187	120,937

Segment results	472,574	108,750	—	581,324

[1]

“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and spot voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.

[2]

Gross profit - Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels.

9.Segment information (continued)

Segment performance is presented below:

			Inter-
		Product	segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
Q2 2025

Revenue from spot voyages	156,459	—	—	156,459
Inter-segment revenue	19,973	—	(19,973)	—
Voyage expenses	(89,291)	—	—	(89,291)
Inter-segment expense	(8,563)	—	8,563	—
Net income from spot voyages	78,578	—	(11,410)	67,168
Revenue from time charter voyages	74,078	—	—	74,078
TCE income - Shipping [1]	152,656	—	(11,410)	141,246

Revenue from Product Services	—	813,364	—	813,364
Inter-segment revenue	—	8,563	(8,563)	—
Cost of cargo and delivery expenses	—	(776,701)	—	(776,701)
Inter-segment cost	—	(19,973)	19,973	—
Depreciation	—	(10,428)	—	(10,428)
Gross profit - Product Services [2]	—	14,825	11,410	26,235

Segment results	152,656	14,825	—	167,481

H1 2025

Revenue from spot voyages	337,550	—	—	337,550
Inter-segment revenue	30,125	—	(30,125)	—
Voyage expenses	(182,163)	—	—	(182,163)
Inter-segment expense	(14,199)	—	14,199	—
Net income from spot voyages	171,313	—	(15,926)	155,387
Revenue from time charter voyages	140,013	—	—	140,013
TCE income - Shipping [1]	311,326	—	(15,926)	295,400

Revenue from Product Services	—	1,428,410	—	1,428,410
Inter-segment revenue	—	14,199	(14,199)	—
Cost of cargo and delivery expenses	—	(1,379,968)	—	(1,379,968)
Inter-segment cost	—	(30,125)	30,125	—
Depreciation	—	(21,328)	—	(21,328)
Gross profit - Product Services [2]	—	11,188	15,926	27,114

Segment results	311,326	11,188	—	322,514
[1]

“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and spot voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.

[2]

Gross profit - Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels.

9.Segment information (continued)

Reconciliation of segment results:

	Q2 2026	Q2 2025	H1 2026	H1 2025
	US$’000	US$’000	US$’000	US$’000
Total segment results for reportable segments	256,812	167,481	581,324	322,514
Vessel operating expenses	(33,183)	(32,030)	(61,719)	(61,717)
Time charter contracts (non-lease components)	(73)	(4,021)	(959)	(8,699)
General and administrative expenses	(31,978)	(17,138)	(50,476)	(37,981)
Charter hire expenses	(8,427)	(739)	(18,592)	(1,006)
Fair value gain/(loss) from equity financial asset	696	(1,172)	696	(1,172)
Finance lease income	228	137	482	308
Other operating expense - net	2,160	(738)	143	(1,576)
Depreciation - Shipping segment	(45,826)	(52,158)	(90,750)	(104,382)
Amortisation	(42)	(51)	(102)	(261)
Loss on derecognition of right-of-use assets (vessels)	—	(732)	—	(289)
Gain on disposal of vessels	—	—	—	32,051
Operating profit	140,367	58,839	360,047	137,790

Finance expense – net	(9,054)	(11,769)	(17,072)	(23,953)
Income tax expense	6,612	(3,632)	(17,708)	(3,822)
Profit after tax	137,925	43,438	325,267	110,015